INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Non-current assets	$ 0	$ 0
Non-current liabilities	(3,108)	(793)
Non-current deferred tax assets and liabilities	$ (3,108)	$ (793)	$ (1,088)	$ (285)